Related Parties - Reinsurance Transactions (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Reinsurance recoverables	$ 29,900		$ 29,400
Total derivatives with related parties | Reinsurance Transactions
Related Party Transaction [Line Items]
Reinsurance recoverables	42		70	$ 167
Reinsurance payable	29		32	7
Ceded premiums	$ 7	$ 11	$ 41	$ 42	$ 33